Condensed Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jun. 21, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, allowance for doubtful accounts	$ 141,952				$ 108,096				$ 0
Temporary Equity, Shares Outstanding			0
Common stock, par value	$ 0.0001				$ 0.0001				$ 0.0001
Common Stock, Shares Authorized	200,000,000				16,000,000				16,000,000
Common Stock, Shares, Issued	6,996,758				967,213				967,213
Common Stock, Shares, Outstanding	6,965,758				936,213				936,213
Treasury Stock, Shares	31,000				31,000				31,000
Convertible Preferred Stock
Temporary Equity, Par or Stated Value Per Share					$ 0.0001
Temporary Equity, Shares Authorized					8,000,000
Series B Convertible Preferred Stock
Temporary Equity, Par or Stated Value Per Share	$ 0.0001				$ 0.0001				$ 0.0001
Temporary Equity, Shares Authorized	3,200,000				3,200,000				3,200,000
Temporary Equity, Shares Issued	0				572,465				572,465
Temporary Equity, Shares Outstanding	0	0		572,465	572,465	572,465	572,465	572,465	572,465	572,465
Series A-1 Convertible Preferred Stock
Temporary Equity, Par or Stated Value Per Share	$ 0.0001				$ 0.0001				$ 0.0001
Temporary Equity, Shares Authorized	556,550				556,550				556,550
Temporary Equity, Shares Issued	0				100,365				100,365
Temporary Equity, Shares Outstanding	0	0		100,365	100,365	100,365	100,365	100,365	100,365	100,365
Series A Convertible Preferred Stock
Temporary Equity, Par or Stated Value Per Share	$ 0.0001				$ 0.0001				$ 0.0001
Temporary Equity, Shares Authorized	3,427,871				3,427,871				3,427,871
Temporary Equity, Shares Issued	0				618,182				618,182
Temporary Equity, Shares Outstanding	0	0		618,182	618,182	618,182	618,182	618,182	618,182	618,182